Related Party Transactions and Balances - Additional Information - Dropdown Predecessor (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 02, 2013
Related Party Transaction [Line Items]
Indemnification amount			$ 6,181
Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Indemnification amount	$ 0	$ 0	(6,181)
Affiliated Entity [Member] | Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Percentage of ownership in acquired entity after acquisition				100.00%
Affiliated Entity [Member] | Dropdown Predecessor [Member] | Teekay Corporation [Member] | Production Shortfalls [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount			3,500
Affiliated Entity [Member] | Dropdown Predecessor [Member] | Teekay Corporation [Member] | Preacquisition Capital Expenditures [Member] | Indemnification Agreement [Member]
Related Party Transaction [Line Items]
Indemnification amount			$ 2,700